COMMITMENTS (Details)	3 Months Ended	9 Months Ended
	Dec. 31, 2020 USD ($) item $ / shares	Sep. 30, 2021	Sep. 29, 2021 USD ($)	Sep. 13, 2021 USD ($)	May 21, 2021 USD ($)	Apr. 30, 2021	Feb. 03, 2021 item
COMMITMENTS
Maximum number of demands for registration of securities | item	3						3
Contingent fee received as percent on total placement fee						70.00%
Contingent fee equal percentage in gross proceeds					1.00%	5.00%
Contingent fee receivable as part of agreeement			$ 20,000	$ 500,000	$ 7,500,000
Deferred underwriting fees (in dollars per share) | $ / shares	$ 0.20
Deferred Underwriting Fees	$ 5,750,000
Percentage Of Cash Fee Upon Gross Proceeds Source2		3.5